OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term assets
Brookfield Renewable’s other long-term assets as at December 31 are as follows:

(MILLIONS)	Note	2022	2021
Contract asset		$341	$388
Long-term receivables		235	216
Due from related parties	30	128	142
Restricted cash(1)	23	52	23
Other		86	27
		$842	$796
(1)See Note 1(t) - Recently adopted accounting standards for additional details.